UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2009
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:
                                                  --------

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NE  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                        --------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404) 949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Simmons                Atlanta, Georgia               10/07/09
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                  60
                                                 ------------------

Form 13F Information Table Value Total:          $    257,916
                                                  -----------------
                                                     (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- --------------  ---------  ---------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS         CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- --------------  ---------  ---------- --------- ----- ---- ---------- -------- -------- ------ -----
AETNA INC                         COM           00817Y108     5,449    195,800    SH         SOLE               5,449
ALMOST FAMILY INC                 COM           020409108     3,929    132,082    SH         SOLE               3,929
AK STEEL HOLDING CORP             COM           001547108     3,255    165,000    SH         SOLE               3,255
ANDERSONS INC                     COM           034164103     3,414     97,000    SH         SOLE               3,414
ALPHA NATURAL RESOURCES INC       COM           02076X102     4,535    129,200    SH         SOLE               4,535
AEROPOSTALE                       COM           007865108     4,308     99,100    SH         SOLE               4,308
BUNGE LIMITED                     COM           G16962105     3,901     62,300    SH         SOLE               3,901
COOPER INDS LTD                   COM           G24182100     4,058    108,000    SH         SOLE               4,058
CBS CORP NEW                      COM           124857202     4,398    365,000    SH         SOLE               4,398
CHESAPEAKE ENERGY CORP            COM           165167107     2,840    100,000    SH         SOLE               2,840
CIGNA CORP                        COM           125509109     5,374    191,300    SH         SOLE               5,374
CLEVELAND-CLIFFS INC              COM           18683K101     3,802    117,500    SH         SOLE               3,802
CONOCOPHILLIPS                    COM           20825C104     2,800     62,000    SH         SOLE               2,800
COMPUTER SCIENCES CORP            COM           205363104     5,071     96,200    SH         SOLE               5,071
Cisco Systems Inc                 COM           17275R102     5,297    225,000    SH         SOLE               5,297
COVENTRY HEALTH CARE INC          COM           222862104     3,834    192,100    SH         SOLE               3,834
DELL INC                          COM           24702R101     4,517    296,000    SH         SOLE               4,517
DISH NETWORK CORP                 COM           25470M109     4,836    251,100    SH         SOLE               4,836
AMDOCS LTD                        COM           2256908       3,943    146,700    SH         SOLE               3,943
DEVON ENERGY CORP NEW             COM           25179M103     3,744     55,600    SH         SOLE               3,744
EBAY INC                          COM           278642103     5,511    233,500    SH         SOLE               5,511
VAALCO ENERGY INC                 COM           91851C201     2,586    562,200    SH         SOLE               2,586
EMC CORP/MASS                     COM           268648102     3,889    228,200    SH         SOLE               3,889
ENDURANCE SPECIALTY HLDGS LTD     COM           G30397106     4,741    130,000    SH         SOLE               4,741
ENSCO International Incorporated  COM           26874Q100     4,941    116,138    SH         SOLE               4,941
FREEPORT-MCMORAN COPPER & GOLD    COM           35671D857     2,641     38,500    SH         SOLE               2,641
FLEXTRONICS INTL LTD              COM           Y2573F102     4,388    587,400    SH         SOLE               4,388
FLUOR CORP                        COM           343412102     4,531     89,100    SH         SOLE               4,531
FLOWSERVE CORP                    COM           34354P105     4,966     50,400    SH         SOLE               4,966
FOREST LABORATORIES INC           COM           345838106     5,417    184,000    SH         SOLE               5,417
FOREST OIL CORP                   COM           346091705     3,816    195,000    SH         SOLE               3,816
FOSTER WHEELER LTD                COM           B4Y5TZ6       4,927    154,400    SH         SOLE               4,927
GANNETT INC                       COM           364730101     1,877    150,000    SH         SOLE               1,877
GARMIN LTD                        COM           012257597     5,102    135,200    SH         SOLE               5,102
GRAFTECH INTERNATIONAL LTD        COM           384313102     3,925    267,000    SH         SOLE               3,925
HUMANA INC                        COM           444859102     4,750    127,343    SH         SOLE               4,750
INTERSIL CORP                     COM           46069S109     4,478    292,500    SH         SOLE               4,478
MCKESSON CORP                     COM           58155Q103     6,187    103,900    SH         SOLE               6,187
MILLICOM INTL CELLULAR S A        COM           L6388F110     3,819     52,500    SH         SOLE               3,819
MERCK & CO INC                    COM           589331107     5,282    167,000    SH         SOLE               5,282
NCR CORP                          COM           62886E108     4,800    347,300    SH         SOLE               4,800
NOBLE CORP.                       COM           B65Z9D7       4,043    106,500    SH         SOLE               4,043
NII HOLDINGS INC                  COM           62913F201     4,043    134,500    SH         SOLE               4,043
NETAPP INC                        COM           64110D104     3,335    125,000    SH         SOLE               3,335
NOVARTIS AG-ADR                   COM           66987V109     6,741    133,800    SH         SOLE               6,741
PERFECT WORLD CO LTD              COM           71372U104     5,466    113,630    SH         SOLE               5,466
RELIANCE STEEL & ALUMINUM         COM           759509102     3,618     85,000    SH         SOLE               3,618
STONE ENERGY CORP                 COM           861642106     2,288    140,300    SH         SOLE               2,288
SEAGATE TECHNOLOGY                COM           2166245       5,217    343,000    SH         SOLE               5,217
STRYKER CORP                      COM           863667101     5,656    124,500    SH         SOLE               5,656
TERADATA CORP                     COM           88076W103     5,138    186,700    SH         SOLE               5,138
TRANSATLANTIC HLDGS INC           COM           893521104     1,204     24,000    SH         SOLE               1,204
TELETECH HOLDINGS INC             COM           879939106     3,885    227,700    SH         SOLE               3,885
Texas Instruments                 COM           882508104     5,913    249,600    SH         SOLE               5,913
UnitedHealth Group Incorporated   COM           91324P102     3,931    157,000    SH         SOLE               3,931
CIA VALE DO RIO DOCE ADR          COM           204412209     2,854    123,400    SH         SOLE               2,854
Western Digital Corporation       COM           958102105     4,975    136,200    SH         SOLE               4,975
WellPoint Inc.                    COM           94973V107     4,840    102,200    SH         SOLE               4,840
WILLIAMS PARTNERS L P             COM           96950F104     3,936    169,000    SH         SOLE               3,936
BERKLEY W R CORP                  COM           084423102     4,955    196,000    SH         SOLE               4,955